Commitments and Contingencies: Schedule of Future Minimum Lease Payments for Capital Leases (Details) (USD $)	Dec. 31, 2013
Details
Future minimum lease payments due, 2014	$ 449,532
Future minimum lease payments due, 2015	419,532
Future minimum lease payments due, 2016	409,752
Future minimum lease payments due, 2017	363,972
Future minimum lease payments due, 2018	363,972
Future minimum lease payments due, after 2018	3,432,000
Future minimum lease payments due, total	$ 5,438,760